Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

8. Property, plant and equipment

During the six months ended June 30, 2023, property, plant and equipment decreased by £69.0 million from £122.7 million at December 31, 2022 to £53.7 million at June 30, 2023 primarily due to the transfer of £34.0 million of owned subscription vehicles from property, plant and equipment into inventory to be made available for sale as part of the wind-down of the subscription business.  The Group also recognized a non-cash impairment of £16.3 million relating to leasehold improvements and fixtures and fittings and at sites that have now been vacated as part of the Revised 2023 Plan.

In addition, during the six months ended June 30, 2023, the Group acquired property, plant and equipment with a cost of £0.9 million (six months ended June 30, 2022: £18.7 million) and assets (other than those classified as held for sale) with a net book value of £4.9 million were disposed of by the Group during the six months ended June 30, 2023 (six months ended June 30, 2022: £nil), resulting in a net loss on disposal of £3.3 million in continuing operations (six months ended June 30, 2022: £nil).

The remainder of the movement in property plant and equipment relates to depreciation of £13.9 million (six months ended June 30,2022: £15.0 million).

15. Property, plant and equipment

	Freehold property	Leasehold improvements	Fixtures and fittings	Computer equipment	Subscription vehicles	Other motor vehicles	Plant and machinery	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	14,907	13,702	3,949	598	-	2,742	659	36,557
Additions	-	12,419	5,210	2,245	82,314	8,011	810	111,009
Acquisition of subsidiaries	15,921	4,081	1,418	1,013	25,346	367	2,692	50,838
Disposals	-	-	-	(3)	(963)	-	(17)	(983)
Transfers	-	-	-	-	(1,713)	791	-	(922)
FX revaluation	-	-	-	-	(736)	-	-	(736)

At December 31, 2021	30,828	30,202	10,577	3,853	104,248	11,911	4,144	195,763
Additions	-	17,144	2,066	2,340	66,494	11,149	926	100,119
Acquisition of subsidiaries	-	168	330	2	6,781	-	61	7,342
Disposals	-	(134)	(446)	(672)	(14,044)	(11,212)	(28)	(26,536)
Disposal of subsidiaries	-	(183)	(471)	(14)	(12,212)	(11)	(74)	(12,965)
Sale and leasebacks	(14,159)	-	-	-	-	-	-	(14,159)
Assets held for sale	-	-	(116)	(225)	(48,317)	-	-	(48,658)
Transfers from inventory	-	-	-	-	22,255	-	-	22,255
Transfers to inventory	-	-	-	-	(70,427)	-	-	(70,427)
FX revaluation	-	15	17	13	2,735	20	2	2,792

At December 31, 2022	16,669	47,202	11,957	5,297	57,513	11,857	5,031	155,526

Accumulated depreciation
At December 31, 2020	-	(634)	(415)	(168)	-	(75)	(51)	(1,343)
Depreciation charge for the year	-	(4,247)	(1,495)	(830)	(5,938)	(1,630)	(542)	(14,682)
Disposals	-	-	-	-	1,244	-	-	1,244
Transfers	-	-	-	-	43	(66)	-	(23)
FX revaluation	-	-	-	-	(4)	-	-	(4)

At December 31, 2021	-	(4,881)	(1,910)	(998)	(4,655)	(1,771)	(593)	(14,808)
Depreciation charge for the year	(429)	(7,844)	(2,460)	(1,821)	(15,429)	(3,110)	(927)	(32,020)
Disposals	-	162	154	103	1,682	1,501	-	3,602
Disposal of subsidiaries	-	16	41	7	549	1	18	632
Assets held for sale	-	-	90	125	3,327	-	-	3,542
Transfers to inventory	-	-	-	-	6,707	-	-	6,707
FX revaluation	-	(1)	5	(10)	(460)	(4)	2	(468)

At December 31, 2022	(429)	(12,548)	(4,080)	(2,594)	(8,279)	(3,383)	(1,500)	(32,813)

Net book value
At December 31, 2022	16,240	34,654	7,877	2,703	49,234	8,474	3,531	122,713
At December 31, 2021	30,828	25,321	8,667	2,855	99,593	10,140	3,551	180,955

The Group completed sale and leaseback transactions during the year ended December 31, 2022 resulting in freehold property with a carrying value of £14.2 million being derecognized from property, plant and equipment (2021: £nil). A loss on rights transferred of £1.9 million (2021: £nil, 2020: £nil) is recognized in the statement of profit or loss within administrative expenses.

The Group disposed of property, plant and equipment with a carrying value of £22.9 million during the year ended December 31, 2022 largely as a result of the Revised Business Plans.